CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash Flows from Operating Activities:
Net (Loss) Earnings	$ 54,458,000	$ 9,899,000	$ 13,779,000
Adjustments to Reconcile Net (Loss) Earnings to Net Cash Used in Operations:
Depreciation & Amortization	21,737,000	21,834,000	23,281,000
Gain on the Sale of Assets	(432,000)	2,000	(325,000)
Deferred Income Tax Expense (Benefit)	(533,000)	(612,000)	(3,798,000)
Impairment Provision and Other Expenses	10,302,000	264,000	341,000
Earnings from equity investment	48,000	(628,000)	0
Changes in Operating Assets and Liabilities (Net of Acquisition):
Accounts Receivable	1,289,000	6,373,000	1,276,000
Inventories	(52,185,000)	(21,162,000)	28,320,000
Other Current Assets	12,544,000	6,155,000	(8,295,000)
Income Taxes	2,246,000	874,000	(3,187,000)
Accounts Payable, Accrued Expenses and Other Liabilities	(10,316,000)	(3,567,000)	4,236,000
Net Cash Provided by (Used in) Operations	39,158,000	19,432,000	55,628,000
Cash Flows from Investing Activities:
Payments to Acquire Property, Plant and Equipment	9,864,000	26,213,000	17,027,000
Proceeds from the Sale of Assets	1,026,000	337,000	998,000
Cash Paid for Acquisition (Net of Cash Acquired)	(38,795,000)		0
Purchase equity method investment	0	16,242,000
Net Cash Provided by (Used in) Investing Activities	(47,633,000)	(42,118,000)	(16,029,000)
Cash Flow from Financing Activities:
Long-Term Borrowing	355,932,000	384,510,000	393,972,000
Payments on Long-Term Debt	(333,382,000)	(328,862,000)	(445,642,000)
(Payments) Borrowings on Notes Payable	(9,501,000)	(2,352,000)	12,255,000
Other	(305,000)	(312,000)	248,000
Purchase of Treasury Stock	(6,252,000)	(33,506,000)	(674,000)
Dividends	(23,000)	(23,000)	(23,000)
Net Cash Provided by (Used in) Financing Activities	6,469,000	19,455,000	(39,864,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(2,006,000)	(3,231,000)	(265,000)
Cash and Cash Equivalents, Beginning of the Period	10,608,000	13,839,000	14,104,000
Cash and Cash Equivalents, End of the Period	8,602,000	10,608,000	13,839,000
Cash Paid During the Year
Interest Paid	6,820,000	5,116,000	6,586,000
Income Taxes Paid	24,108,000	$ 6,003,000	$ 10,695,000
Noncash Transactions
Property, plant and equipment issued under capital lease	$ 5,313,000